SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative)				12 Months Ended
	Dec. 20, 2021 USD ($)	Nov. 15, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) ¥ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ¥ / shares
Operating loss				$ 9,410,000
Operating cash flows				1,600,000
Translation adjustments				834,513		$ 2,459,256		$ 1,741,696
Historical rate | ¥ / shares					¥ 6.96		¥ 6.38		¥ 6.52
Average translation rates | ¥ / shares					¥ 6.70		¥ 6.45		¥ 6.90
Allowance for the doubtful accounts				5,083,245	¥ 5,083,245	6,394,429	¥ 6,394,429	565,793	¥ 565,793
Allowance for the doubtful accounts, Other receivables				12,489,219	12,489,219	13,665,255	13,665,255
Allowance for doubtful accounts prepayments				1,368,535	¥ 1,368,535	1,487,210	¥ 1,487,210
Impairment for long-lived assets				29,716		14,632,931		0
Impairment charges on investments				0		0		0
Shipping and handling costs				2,927		25,892		38,025
Advertising costs				977,631		3,494,507		2,763
Government subsidies				$ 19,969		$ 99,948		28,623
Dilutive shares | shares				925,681		746,321
Employee benefits				$ 111,987		$ 104,287		$ 23,235
Xunpusen (Xiamen) Technology Co. Ltd. [Member]
Gain on disposal			$ 683,688
Xiamen Jiuqiao Technology [Member]
Gain on disposal	$ 811,269
Shenyang Qimengxing Trading Co., Ltd. [Member]
Gain on disposal		$ 1,012